Note 9 - Lease (Tables)	12 Months Ended
Nov. 30, 2020
Leases [Abstract]
Schedule of operating lease assets and liabilities
November 30, 2020

Assets:
Operating lease right-of-use asset	$137,931

Liabilities:
Current:
Operating lease liability	$157,110

Total lease liability	$157,110

Schedule of lease terms and discount rates
November 30, 2020
Remaining lease term (months)	12
Estimated incremental borrowing rate	11.4%

Schedule of future minimum lease payments
November 30, 2020
Lease payments for the year ending November 30, 2021	$163,904
Less imputed interest	6,794
Present value of lease liabilities	$157,110